Deferred Offering Costs (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Offering Costs [Abstract]
Schedule of Deferred Offering Costs	As of June 30, 2023 and December 31, 2022, the Company incurred deferred offering costs from its Initial Public Offering as follows:
	June 30, 2023	December 31, 2022
Independent Professional Services	€264,286	€-
Legal and Tax Advice	136,347	-
Notary, Registry and Others	7,577	-
Video, Photography, Design and Layout	1,500	-
	€409,710	€-